Related party transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions

11.	Related party transactions:

For the quarter ended June 30, 2026, the Company has the following related party transactions:

	Six Months ended June 30, 2026	Six Months ended June 30, 2025	Three Months ended June 30, 2026	Three Months ended June 30, 2025

Bonuses and incentive compensation	307,587	466,680	307,587	466,680
Directors fees	$4,077	$5,051	$2,066	$1,556
Salaries, wages, consultants and benefits	326,285	205,723	152,272	99,574
Selling and marketing	93,195	135,040	52,331	53,944
Stock-based compensation (Note 9)	37,205	34,333	18,424	17,381
Software technology development (Note 7)	196,402	146,223	104,106	103,576
Closing balance for the period	$964,751	$993,050	$636,786	$742,711

The Company has liabilities of $93,059 (December 31, 2025 - $81,840) as at June 30, 2026, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

The related party transactions are in the normal course of operations and were measured at the currency exchange amount, which is the amount of consideration established and agreed to by the related parties.